SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (1,994,768)	$ 398,172	$ 4,595,982
Adjustments to reconcile net cash flows from operating activities:
Allowance for doubt accounts	693,822	1,000,000
Changes in operating assets and liabilities:
Payables due to subsidiaries	(1,668,615)	(5,586,209)	(4,563,346)
Prepaid expenses and other current assets	(11,736,318)	(7,400,216)	(2,170,541)
Net cash provided by (used in) operating activities	141,115	(7,723,704)	(616,904)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(9,995,938)	(15,727)	(1,185,665)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	15,454,803	8,755,113	1,155,247
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	(1,994,768)	398,172	4,595,982
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(299,639)	(2,070,944)	(5,442,910)
Amortization of stock-based compensation		848,445	131,092
Issuance of ordinary and warrants shares for services	1,393,573	471,395	218,304
Allowance for doubt accounts		1,000,000
Changes in operating assets and liabilities:
Payables due to subsidiaries	(12,826,599)	(750,021)	(1,596,032)
Prepaid expenses and other current assets	3,099,772	(5,497,500)	65,669
Net cash provided by (used in) operating activities	(10,627,661)	(5,600,453)	(2,027,895)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit
Net cash used in investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	10,672,912	5,600,000	2,027,544
Proceeds from exercise of stock options
Cash let to subsidiaries and VIEs
Net cash provided by financing activities	10,672,912	5,600,000	2,027,544
Changes in cash	45,251	(453)	(354)
Cash at the beginning of the year	414	867	1,221
Cash at the end of the year	$ 45,665	$ 414	$ 867